Benefit Plans - Defined Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined Contribution expense	$ 1,696	$ 2,930	$ 1,484